Regulatory Matters (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Banking and Thrift [Abstract]
Schedule of capital amounts and ratios

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bankwell Bank
March 31, 2014
Total Capital to Risk-Weighted Assets	$68,460	10.74%	$50,983	8.00%	$63,729	10.00%
Tier I Capital to Risk-Weighted Assets	60,488	9.49%	25,492	4.00%	38,238	6.00%
Tier I Capital to Average Assets	60,488	7.90%	30,638	4.00%	38,297	5.00%
Bankwell Financial Group, Inc.
March 31, 2014
Total Capital to Risk-Weighted Assets	$78,232	12.22%	$51,220	8.00%	N/A	N/A
Tier I Capital to Risk-Weighted Assets	70,221	10.97%	25,610	4.00%	N/A	N/A
Tier I Capital to Average Assets	70,221	9.06%	31,012	4.00%	N/A	N/A

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bankwell Bank
December 31, 2013
Total Capital to Risk-Weighted Assets	$66,674	10.74%	$49,682	8.00%	$62,103	10.00%
Tier I Capital to Risk-Weighted Assets	58,908	9.49%	24,841	4.00%	37,262	6.00%
Tier I Capital to Average Assets	58,908	7.91%	29,772	4.00%	37,215	5.00%
Bankwell Financial Group, Inc.
December 31, 2013
Total Capital to Risk-Weighted Assets	$76,537	12.32%	$49,683	8.00%	N/A	N/A
Tier I Capital to Risk-Weighted Assets	68,766	11.07%	24,841	4.00%	N/A	N/A
Tier I Capital to Average Assets	68,766	9.15%	3,068	4.00%	N/A	N/A

The capital amounts and ratios for the Bank and Company at December 31, 2013, were as follows:

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
Bankwell Bank
December 31, 2013
Total Capital to Risk-Weighted Assets	$66,674	10.74%	$49,682	8.00%	$62,103	10.00%
Tier I Capital to Risk-Weighted Assets	58,908	9.49%	24,841	4.00%	37,262	6.00%
Tier I Capital to Average Assets	58,908	7.91%	29,772	4.00%	37,215	5.00%
Bankwell Financial Group, Inc.
December 31, 2013
Total Capital to Risk-Weighted Assets	$76,537	12.32%	$49,683	8.00%	$62,103	10.00%
Tier I Capital to Risk-Weighted Assets	68,766	11.07%	24,841	4.00%	37,262	6.00%
Tier I Capital to Average Assets	68,766	9.15%	3,068	4.00%	37,585	5.00%

The capital amounts and ratios for BNC and TBF at December 31, 2012, were as follows:

	Actual Capital		For Capital Adequacy Purposes		To be Well Capitalized Under Prompt Corrective Action Provisions
(Dollars in thousands)	Amount	Ratio	Amount	Ratio	Amount	Ratio
The Bank of New Canaan
December 31, 2012
Total Capital to Risk-Weighted Assets	$38,849	10.34%	$30,048	8.00%	$37,560	10.00%
Tier I Capital to Risk-Weighted Assets	34,138	9.09%	15,024	4.00%	22,536	6.00%
Tier I Capital to Average Assets	34,138	7.88%	17,325	4.00%	21,656	5.00%
The Bank of Fairfield
December 31, 2012
Total Capital to Risk-Weighted Assets	$14,809	12.05%	$9,829	8.00%	$12,287	10.00%
Tier I Capital to Risk-Weighted Assets	13,268	10.80%	4,915	4.00%	7,372	6.00%
Tier I Capital to Average Assets	13,268	8.39%	6,327	4.00%	7,909	5.00%